Application of New Amended and Revised Standards and Interpretations - Schedule of Diffrence Between Lease Liablilites Recognized And Operating Lease Commitments Disclosed under IAS 17 (Detail) - USD ($)
	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
The future minimum lease payments of non-cancellable operating lease commitments			$ 599,393
Less: Recognition exemption for short-term leases			(261,622)
Less: Recognition exemption for leases of low-value assets			$ (1,097)
Undiscounted amounts		$ 336,674
Discounted amounts using the incremental borrowing rate		323,850
Lease liabilities recognized	$ 819,593	$ 323,850